Real Estate - Components of Real Estate (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from External Customer [Line Items]
Land	$ 1,374,384	$ 1,443,250	$ 1,584,524
Buildings and improvements	9,357,543	9,442,443	10,258,055
Tenant improvements	96,527	96,740	80,071
Furniture, fixtures and equipment	398,918	389,969	383,855
Construction in progress	162,692	123,002	94,111
Real estate held for investment at cost	11,390,064	11,495,404	12,400,616
Less: Accumulated depreciation	(755,351)	(669,394)	(387,449)
Real estate assets, net	$ 10,634,713	$ 10,826,010	$ 12,013,167